Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 78,350	¥ 79,623
Total financing receivables	4,607,649	4,694,256
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	21,995	23,671
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	56,355	55,952
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	29,768	29,048
Total financing receivables	1,033,515	1,080,964
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,784	8,726
Total financing receivables	709,610	747,607
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,984	20,322
Total financing receivables	323,905	333,357
Net investment in leases | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,446	13,702
Net investment in leases | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,198	2,755
Net investment in leases | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,248	10,947
Net investment in leases | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,322	15,346
Net investment in leases | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,586	5,971
Net investment in leases | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,736	9,375
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	19,562	20,211
Total financing receivables	2,312,965	2,171,139
Consumer borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,319	6,604
Consumer borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,243	13,607
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,402	4,332
Total financing receivables	2,056,889	1,884,359
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,407	1,863
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,995	2,469
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,313	2,709
Total financing receivables	194,309	223,651
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	357	595
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,956	2,114
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,847	13,170
Total financing receivables	61,767	63,129
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,555	4,146
Consumer borrowers | Consumer - Other | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,292	9,024
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	29,020	30,364
Total financing receivables	1,261,169	1,428,935
Corporate borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,230	3,365
Corporate borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	23,790	26,999
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Total financing receivables	46,778	48,566
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,765	2,466
Total financing receivables	100,154	83,515
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,588	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,177	2,466
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	935	586
Total financing receivables	285,185	300,984
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	31	0
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	904	586
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,008	12,387
Total financing receivables	104,674	131,894
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	1
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,008	12,386
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,630	2,635
Total financing receivables	203,401	255,311
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	234	226
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,396	2,409
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,682	12,290
Total financing receivables	520,977	608,665
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,377	3,138
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 8,305	¥ 9,152